STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-In Capital	Subscriptions Payable	(Deficit) Accumulated During Development Stage	Total
Beginning Balance, Amount at May. 09, 2010
Patent rights and applications contributed by director		$ 14,817			$ 14,817
Units of common stock and warrants sold to founders at $0.00001 per share, Amount	100				100
Units of common stock and warrants sold to founders at $0.00001 per share, Shares	10,000,000
Net loss				(2,156)	(2,156)
Ending Balance, Amount at Dec. 31, 2010	100	14,817		(2,156)	12,761
Ending Balance, Shares at Dec. 31, 2010	10,000,000
Common stock sold to founders at $0.00001 per share, Amount	5				5
Common stock sold to founders at $0.00001 per share, Shares	500,000
Units of common stock and warrants sold at $0.10 per share, Amount	7	72,313			72,320
Units of common stock and warrants sold at $0.10 per share, Shares	723,200
Common stock sold at $0.25 per share, Amount	3	56,997			57,000
Common stock sold at $0.25 per share, Shares	228,000
Net loss				(111,862)	(111,862)
Ending Balance, Amount at Dec. 31, 2011	115	144,127		(114,018)	30,224
Ending Balance, Shares at Dec. 31, 2011	11,451,200
Imputed interest on non-interest bearing related party debts		626			626
Warrants granted for services, related parties		1,469,257			1,469,257
Exercise of cashless warrants, Amount	2	(2)
Exercise of cashless warrants, Shares	249,990
Exercise of warrants at $0.10 per share, Amount	5	46,995			47,000
Exercise of warrants at $0.10 per share, Shares	470,000
Units of common stock and warrants sold at $0.35 per share, Amount	2	71,148			71,150
Units of common stock and warrants sold at $0.35 per share, Shares	203,289
Units of common stock and warrants sold at $0.50 per share, Amount			20,000		20,000
Net loss				(1,714,023)	(1,714,023)
Ending Balance, Amount at Dec. 31, 2012	124	1,732,151	20,000	(1,828,041)	(75,766)
Ending Balance, Shares at Dec. 31, 2012	12,374,479
Imputed interest on non-interest bearing related party debts		660			660
Exercise of warrants at $0.10 per share, Amount	2	22,618			22,620
Exercise of warrants at $0.10 per share, Shares	226,200
Units of common stock and warrants sold at $0.50 per share, Amount	1	74,999	(20,000)		55,000
Units of common stock and warrants sold at $0.50 per share, Shares	150,000
Amortization of warrants granted for services, related parties		259,044			259,044
Amortization of warrants granted for services		3,860			3,860
Modication of warrants, expiration of 190,289 warrants extended to July 23, 2013		79,923		(79,923)
Common stock issued for services, Amount	4	292,946			292,950
Common stock issued for services, Shares	400,000
Common stock sold to Directors at $0.05 per share, Amount	40	199,960			200,000
Common stock sold to Directors at $0.05 per share, Shares	4,000,000
Fair value of common stock in excess of cash value of stock sold to Directors		2,965,000			2,965,000
Exercise of warrants at $0.50 per share, Amount	1	30,499			30,500
Exercise of warrants at $0.50 per share, Shares	61,000
Beneficial conversion feature of convertible note		23,236			23,236
Net loss				(3,879,406)	(3,879,406)
Ending Balance, Amount at Sep. 30, 2013	$ 172	$ 5,684,896		$ (5,787,370)	$ (102,302)
Ending Balance, Shares at Sep. 30, 2013	17,211,679